Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 3,999	$ 2,343
Government institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 3,442	1,577
Derivatives [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables		375
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 557	$ 391